Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share, reserved for future issuance under the 2024 Equity Incentive Plan
Amount Registered | shares	286,408
Proposed Maximum Offering Price per Unit	31.30
Maximum Aggregate Offering Price	$ 8,964,570.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,238.01
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Class A common stock, par value $0.01 per share (the "Common Stock"), of vTv Therapeutics Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Common Stock. (2) Represents (i) 286,408 additional shares of Common Stock that were automatically added to the shares authorized for issuance under the Registrant's 2024 Equity Incentive Plan, as amended (the "2024 Plan"), on January 1, 2025, pursuant to an annual "evergreen" increase provision contained in the 2024 Plan and (ii) 496,381 additional shares of Common Stock that were automatically added to the shares authorized for issuance under the 2024 Plan on January 1, 2026, pursuant to such annual "evergreen" increase provision. (3) Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $31.30 was computed by averaging the high and low prices of a share of the Registrant's Common Stock as reported on The Nasdaq Capital Market on May 8, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share, issuable pursuant to outstanding awards under the 2024 Equity Incentive Plan
Amount Registered | shares	488,969
Proposed Maximum Offering Price per Unit	36.47
Maximum Aggregate Offering Price	$ 17,832,699.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,462.70
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Class A common stock, par value $0.01 per share (the "Common Stock"), of vTv Therapeutics Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Common Stock. (4) Calculated solely for purposes of determining the registration fee for this offering under Rule 457(h) of the Securities Act and based on the weighted average exercise price of the outstanding options issued under the 2024 Equity Incentive Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share, reserved for future issuance under the 2026 Equity Inducement Plan
Amount Registered | shares	206,500
Proposed Maximum Offering Price per Unit	31.30
Maximum Aggregate Offering Price	$ 6,463,450.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 892.60
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Class A common stock, par value $0.01 per share (the "Common Stock"), of vTv Therapeutics Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Common Stock. (3) Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $31.30 was computed by averaging the high and low prices of a share of the Registrant's Common Stock as reported on The Nasdaq Capital Market on May 8, 2026. (5) Represents 206,500 shares of Common Stock that may be issued pursuant to the vTv Therapeutics Inc. 2026 Equity Inducement Plan (the "2026 Inducement Plan").
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Inducement Stock Option Awards - Class A Common Stock, $0.01 par value per share, issued pursuant to the 2026 Equity Inducement Plan
Amount Registered | shares	43,500
Proposed Maximum Offering Price per Unit	32.69
Maximum Aggregate Offering Price	$ 1,422,015.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 196.38
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Class A common stock, par value $0.01 per share (the "Common Stock"), of vTv Therapeutics Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Common Stock. (6) Represents 43,500 shares of Common Stock subject to awards outstanding under the 2026 Inducement Plan. (7) Calculated solely for purposes of determining the registration fee for this offering under Rule 457(h) of the Securities Act and based on the weighted average exercise price of the applicable outstanding awards.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Inducement Stock Option Awards - Class A Common Stock, $0.01 par value per share
Amount Registered | shares	83,116
Proposed Maximum Offering Price per Unit	34.09
Maximum Aggregate Offering Price	$ 2,833,424.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 391.30
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Class A common stock, par value $0.01 per share (the "Common Stock"), of vTv Therapeutics Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Common Stock. (8) Represents (i) 15,616 shares of Common Stock issuable upon exercise of outstanding stock options granted pursuant to the Inducement Award Nonqualified Option Award Agreement, dated as of October 19, 2021, by and between the Registrant and Deepa Prasad, (ii) 55,000 shares of Common Stock issuable upon exercise of outstanding stock options granted pursuant to the Inducement Award Nonqualified Option Award Agreement, dated as of July 26, 2022, by and between the Registrant and Paul Sekhri, and (iii) 12,500 shares of Common Stock issuable upon exercise of outstanding stock options granted pursuant to the Inducement Award Nonqualified Option Award Agreement, dated as of November 10, 2023, by and between the Registrant and Thomas Strack (together, the "Inducement Awards"). (9) Calculated solely for purposes of determining the registration fee for this offering under Rule 457(h) of the Securities Act and based on the weighted average exercise price of the Inducement Awards.